Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 1,347
Cost of goods sold	(322)
Gross profit	1,025
Research and development expenses	2,803	1,990	649
General and administrative expenses	6,509	3,778	1,902
Operating loss	8,287	5,768	3,293
Company’s share of losses of company accounted for at equity, net	109		742
Finance income	(7,832)		(630)
Finance expenses	2,014	21	872
Loss before income taxes	2,578	5,789	3,535
Taxes on income	14
Total comprehensive loss	2,592	5,789	3,535
Attributable to:
Equity holders of the Company	2,592	5,789	3,482
Non-controlling interests			(53)
Profit loss	$ 2,592	$ 5,789	$ 3,535
Basic loss per ordinary share attributable to equity holders of the Company: (in Dollars per share)	$ 0.57	$ 2.83	$ 0.1
Diluted loss per ordinary share attributable to equity holders of the Company: (in Dollars per share)	$ 0.57	$ 2.83	$ 0.11